CONTINGENT LIABILITIES AND COMMITMENTS	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
CONTINGENT LIABILITIES AND COMMITMENTS

NOTE 6:-	CONTINGENT LIABILITIES AND COMMITMENTS

Litigation

a.	From time to time, the Company may be involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss. The Company discloses pending claims and legal proceedings litigation if the Company believes a possibility exists that the claims and legal proceedings litigation will have a material effect on its financial results. Legal costs are accounted for as they are incurred.

b.	In May 2022, the Company received a letter from a supplier associated with the Taffix business, which demanded that the Company pay professional fees billed to the Company in connection with services provided by the supplier. In August 2022, the supplier commenced legal proceedings in the magistrate court of Tel Aviv, in an amount of $92. On July 17, 2025, the Company agreed for a settlement in return for all claims made to pay an aggregate amount of NIS 310 ($94) to be paid monthly in eight equal instalments until April 2026. A liability of $36 and $92 is recorded as current liabilities related to discontinued operations within the consolidated balance sheets as of December 31, 2025 and 2024 respectively.

Commitments

a.	In May 2019, the Company entered into a license agreement (“License Agreement”) with Formulex Pharma Innovations Ltd. (“Formulex”). Formulex is an Israeli corporation, owned by the Company’s shareholders, Mr. Udi Gilboa, Dr. Dalia Megiddo and Dr. Ronnie Herschman. Pursuant to the License Agreement, Formulex granted the Company a license for the development, manufacture and commercialization of Formulex’s patent for dry powder compositions for intranasal delivery and rights in the know-how of its intranasal and inhaled formulations, combination products, and particle engineering, together, the Licensed Products. Also pursuant to the License Agreement, the Company pay Formulex royalties of the Licensed Products in the amount of 0.5% of net sales of the licensed products, which are capped at $100 in the aggregate. The royalty payment period commenced on the effective date of the agreement and will continue on a country-by-country, product-by-product basis for the longer of: (i) 15 years from the date of the first commercial sale of such Licensed Product in such country, or (ii) until the licensed patent expires in such country. The Company may terminate the License Agreement for any reason upon 60 days prior written notice. In the event of such termination, the Company has the right to acquire the Licensed Technology in an amount equal to the difference between the amount of royalty actually paid to Formulex prior to the date of termination and the amount of $100. Termination of the agreement does not relieve the parties of obligation accrued prior to such termination.

In June 2019, the Company entered into a service agreement with Formulex (“the 2019 Formulex Service Agreement”), as subsequently amended in March 2020, to facilitate the flow of information and know-how, as well as help develop the Company products. The Company agreed to pay a monthly fee of $5 under this agreement. The 2019 Formulex Service Agreement renewed every year for a period of one year, unless terminated by either party upon 30 days’ written notice, in accordance with the terms and conditions set forth therein.

In December 2025, the Company and Formulex agreed on the termination of the 2019 Formulex Service Agreement and to forfeiture of prior obligations under that agreement. In connection with the 2019 Formulex Service Agreement, a liability of $180 was recorded within accrued expense and other current liabilities on the consolidated balance sheets as of December 31, 2024, and, as of termination date, that liability was $225. The forfeited amount was recorded as a reduction to the research and development expenses within the consolidated statements of operations for the year ended December 31, 2025.

On September 8, 2025, the Company entered into a services agreement with Formulex where the Company would pay a monthly fee of $10 for research and development services. The term of the service agreement is 36 months and the Company has the right to terminate it with 30 days notice.

In connection with the same, Formulex provided the Company with one-time development services in 2025, 2024 and 2023 for additional fees of $167, $0 and $22, respectively.

In December 2024, the Company signed an additional agreement with Formulex to provide services which support the Company in providing services to the governmental body (see Note 6(b)). As of December 31, 2024, an amount of $116 paid by the Company for future services to be provided by Formulex to the Company is recorded in the consolidated balance sheets as part of prepaid expenses and other current assets. As of December 31, 2025, an additional amount of $103 paid by the Company in for services provided by Formulex to the Company. The aggregate amount of $219 is recorded in the consolidated statements of operations in research and development expenses during the year ended December 31, 2025.

b.	In July 2024, the Company entered in a non-recurring research arrangement with a government body to perform research and development activities in connection with a new formulation, that is intended to be used through intranasal delivery. As of December 31, 2024, the research and development activity related to that arrangement have not commenced, and an amount of $108 received as advance from the governmental body is recorded in the consolidated balance sheet as part of accrued expenses and other current liabilities. As of December 31, 2025, the research and development activity related to that arrangement have completed, and the Company received an additional amount of $120 from the governmental body. The total amounts received under the arrangement of $228 were recorded as a reduction to research and development expenses within the consolidated statements of operations during the year ended December 31, 2025.

c.	In September 2019, the Company entered into a master service agreement and schedules of work (the “2019 Aptar Agreements”) with Aptar Group Inc. (“Aptar”) under which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS001 and NS002 using Aptar’s technology.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

The 2019 Aptar Agreements had an early termination fee in case the Company terminate NS001 or NS002 programs for whatever reason, other than a breach of the agreement by Aptar, of $450 for each product.

In April 2021, the Company entered into an agreement with Aptar’s subdivision, NextBreath, which was subject to terms and conditions of the 2019 Aptar Agreements, to perform laboratory and development services in connection with NS001. For the services received under the agreement by April 2022, there was an amount of $529 outstanding payable to Aptar.

On June 15, 2022, Aptar sent Nasus a Notice of Default Letter, which followed by Notice of Termination Letter sent on October 5, 2022, in which Aptar claimed for alleged breach of the contractual obligations of the Aptar Agreement made by Nasus and stated the outstanding amounts of $529 and in addition a termination fee of $450 related to NS001. The Company did not agree with the alleged breach made by Aptar and the existence of any grounds for termination of the Aptar’s Agreement. As of December 31, 2024, a liability of $529 was recorded as accounts payable within the consolidated balance sheets. The Company has not recorded a liability for the termination fees of $900 ($450 for NS001 and $450 for NS002), as the Company believed it is not probable that it will be required to pay such amounts.

In October 2025, the Company and Aptar concurrently entered into a Termination and Settlement Agreement (the “Termination Agreement”) pursuant to which the Company and Aptar agreed to (i) terminate the 2019 Aptar Agreements, and (ii) fully and finally resolve and settle all outstanding disputes relating to the 2019 Aptar Agreements. Pursuant to the Termination Agreement, the Company paid Aptar $75 to date and have agreed to pay an additional $225 in May 2026, for a total settlement of $300 (the “Settlement Amount”), in full and final settlement of all outstanding disputes relating to the 2019 Aptar Agreements, including the $529 claimed by Aptar and any future claims for termination fees. As such, the Company recorded an income of $248 as a reduction to general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2025. As of December 31, 2025, a liability of $225 is recorded as accounts payable within the consolidated balance sheets.

In October 2025, the Company and Aptar entered into a new master service agreement and schedules of work (the “New Aptar Agreement”) in which Aptar granted the Company technology access to co-development and support for the development and submissions to regulatory bodies of intranasal to deliver NS002 using Aptar’s technology. In connection with the New Aptar Agreement, the Company is required to pay Aptar up to $1,000 in the aggregate comprising of $600 to be paid in three annual instalments, milestone payments of $200 upon submission of New Drug Application (“NDA”) with the U.S. Food and Drug Administration (or equivalent body outside the U.S) (“FDA”) and additional $200 upon approval of the NDA with the FDA, and royalty payments based on sales of the intranasal Epinephrine product for a period of seven years commencing on the date of first commercial sale. The Company paid $200 to Aptar to date under the New Aptar Agreement. The New Aptar Agreements has an early termination fee in case the Company terminates NS002 program for whatever reason, other than a breach of the agreement by Aptar, of up to $160 based on termination date.

In addition, In October 2025, the Company entered into the Supply Agreement with Aptar relating to NS002. Pursuant to the Supply Agreement, subject to approval of the underlying product by the FDA, Aptar will serve as the Company’s exclusive supplier of unit dose powder nasal delivery system devices, and the Company have agreed to purchase 100% of its requirements for such devices from Aptar for use in the Company’s Epinephrine products. The Supply Agreement has an initial term of five years and is renewable for an additional two-year period. The Supply Agreement also sets forth pricing on a per-component basis.

d. In August 2025, the Company entered into a consulting agreement with Capital Point Ltd. (“Capital Point”) pursuant to which Capital Point provides the Company certain investor relations and public relations services, and business development related services in connection with all of the Company’s product candidates. Capital Point will provide such services to the Company through June 2026 for an aggregate consideration of $600.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)